Borrowings (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Under 12 months, Balance	$ 0	$ 3,000
12 months to 24 months, Balance	0	0
24 months to 36 months, Balance	0	0
36 months to 48 months, Balance	6,000	0
48 months to 60 months, Balance	0	6,000
60 months to 120 months, Balance	3,000	3,000
Long-term debt	$ 9,000	$ 12,000
Under 12 months, Weighted Average Rate	0.00%	3.41%
12 months to 24 months, Weighted Average Rate	0.00%	0.00%
24 months to 36 months, Weighted Average Rate	0.00%	0.00%
36 months to 48 months, Weighted Average Rate	4.24%	0.00%
48 months to 60 months, Weighted Average Rate	0.00%	4.24%
60 months to 120 months, Weighted Average Rate	2.59%	2.59%
Long-term Debt, Weighted Average Interest Rate	3.69%	3.62%